Restatement of Previously Issued Consolidated Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OTHER LIABILITIES
Warrants liability	$ 1,729,111	$ 1,499,362
Total Liabilities	4,409,993	2,614,436
Additional paid-in capital	39,233,137	37,261,366
Accumulated deficit	(31,246,202)	(26,109,768)
Total Equity	11,153,115	13,937,701	$ 7,306,865	$ 17,038,754
Change in fair value of warrants liability	(229,749)	527,617	390,324
Loss before provision for income tax and non-controlling interest	(5,136,434)	(9,704,761)	(6,710,848)
Net loss from continuing operations	(5,136,434)	(9,609,735)	(6,698,870)
Net loss	(5,136,434)	(9,860,888)	(10,362,335)
Net loss attributable to Lianluo Smart Limited	(5,136,434)	(9,731,868)	(10,223,130)
Comprehensive loss	(4,756,357)	(10,428,050)	(10,823,883)
Comprehensive loss attributable to Lianluo Smart Limited	$ (4,756,357)	$ (10,197,212)	$ (10,634,213)
Loss per share
-Basic	$ (0.3)	$ (0.93)	$ (1.71)
-Diluted	$ (0.3)	$ (0.93)	$ (1.71)
As previously reported [Member]
OTHER LIABILITIES
Warrants liability
Total Liabilities		1,115,074
Additional paid-in capital		39,150,635
Accumulated deficit		(26,499,675)
Total Equity		15,437,063
Change in fair value of warrants liability		137,710
Loss before provision for income tax and non-controlling interest		(10,094,668)
Net loss from continuing operations		(9,999,642)
Net loss		(10,250,795)
Net loss attributable to Lianluo Smart Limited		(10,121,775)
Comprehensive loss		(10,817,957)
Comprehensive loss attributable to Lianluo Smart Limited		$ (10,587,119)
Loss per share
-Basic		$ (0.97)
-Diluted		$ (0.97)
Restated [Member]
OTHER LIABILITIES
Warrants liability		$ 1,499,362
Total Liabilities		2,614,436
Additional paid-in capital		37,261,366
Accumulated deficit		(26,109,768)
Total Equity		13,937,701
Change in fair value of warrants liability		527,617
Loss before provision for income tax and non-controlling interest		(9,704,761)
Net loss from continuing operations		(9,609,735)
Net loss		(9,860,888)
Net loss attributable to Lianluo Smart Limited		(9,731,868)
Comprehensive loss		(10,428,050)
Comprehensive loss attributable to Lianluo Smart Limited		$ (10,197,212)
Loss per share
-Basic		$ (0.93)
-Diluted		$ (0.93)